Additional information-Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
IFRS profit/(loss) reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (64,876)	£ (990)	£ (56,188)
(Loss)/profit for the year	(23,233)	18,881	(37,629)
IFRS equity reconciliation:
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	39,380	101,277	110,423
IFRS equity	351,232	415,202	427,104	£ 480,087
Parent
IFRS profit/(loss) reconciliation:
(Loss)/profit for the year	41,643	19,871	18,559
IFRS equity reconciliation:
IFRS equity	£ 311,852	£ 313,925	£ 316,681	£ 317,189